Provision for post-employment benefits - Life Expectancies For Defined Benefit Pension Plans (Detail) - yr	Dec. 31, 2017	Dec. 31, 2016
Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22.4	22.8
Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.0	24.5
Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.8	24.7
Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25.7	26.5
North America [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22.1
North America [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.6
North America [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.7
North America [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25.2
United Kingdom [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.4
United Kingdom [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.4
United Kingdom [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25.0
United Kingdom [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	26.2
Western Continental Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	20.8
Western Continental Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.0
Western Continental Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.1
Western Continental Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	26.2
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	19.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	19.6
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.8